UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Pollux Capital
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Address:   Rua Visconde de Piraja, 250 - 7th floor
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           Rio de Janeiro, RJ 22410-000
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           Brazil
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Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sergio Campos
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Title:     Chief Financial Officer / Chief Operating Officer
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Phone:     (55 21) 2227-9000
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Signature, Place, and Date of Signing:
/s/ Sergio Campos,  Rio de Janeiro - RJ /Brazil,  05/15/2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        3
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Form 13F Information Table Value Total:        $4,773
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                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                            FORM 13F INFORMATION TABLE


         COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6             COLUMN 7   COLUMN8

                                                          VALUE    SHRS OR      SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT      PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- ----------- -----------  -------- ----------- ---------- ------- ------ ----
QUALCOMM INC                   COM           747525103      350        9,000    SH       SOLE                     9,000   0     0


VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR 92906P106      314       71,738    SH       SOLE                    71,738   0     0


UNIBANCO-UNIAO DE BANCOS BRA   ADR REP UNITS 90458E107    4,109       42,800    SH       SOLE                    42,800   0     0

